2. Investment Securities	12 Months Ended
Dec. 31, 2021
2. Investment Securities
Investment Securities
(2)	Investment Securities

Investment securities available for sale at December 31, 2021 and 2020 are as follows:

(Dollars in thousands)
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-backed securities	$143,095	2,812	593	145,314
U.S. Government
sponsored enterprises	7,384	331	208	7,507
State and political subdivisions	87,757	4,758	87	92,428
Total	$238,236	7,901	888	245,249

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2021 and 2020 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$7,889	75	-	-	7,889	75
U.S. Government
sponsored enterprises	5,232	15	3,263	170	8,495	185
Mortgage-backed securities	131,483	2,477	19,632	542	151,115	3,019
State and political subdivisions	80,076	1,981	5,922	276	85,998	2,257
Total	$224,680	4,548	28,817	988	253,497	5,536
(Dollars in thousands)
	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$80,827	565	4,762	28	85,589	593
U.S. Government
sponsored enterprises	-	-	4,193	208	4,193	208
State and political subdivisions	7,126	87	-	-	7,126	87
Total	$87,953	652	8,955	236	96,908	888

At December 31, 2021, unrealized losses in the investment securities portfolio relating to debt securities totaled $5.5 million.  The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  From the December 31, 2021 tables above, both of the U.S. Treasury securities, 70 of the 146 securities issued by state and political subdivisions contained unrealized losses and 54 of the 99 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses.  These unrealized losses are considered temporary because of acceptable financial condition and results of operations on each security and the repayment sources of principal and interest on U.S. Government sponsored enterprises, including mortgage-backed securities, are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary. No investment impairments were deemed other-than-temporary in 2021, 2020 or 2019.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2021, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2021
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$8,051	8,081
Due from one to five years	11,759	12,274
Due from five to ten years	127,903	129,832
Due after ten years	40,307	39,210
Mortgage-backed securities	218,402	217,152
Total	$406,422	406,549

During 2021, no securities available for sale were sold.  During 2020, proceeds from sales of securities available for sale were $56.3 million and resulted in gross gains of $2.7 million and gross losses of $56,000.  During 2019, proceeds from sales of securities available for sale were $20.7 million and resulted in gross gains of $230,000 and gross losses of $4,000.

Securities with a fair value of approximately $98.6 million and $77.3 million at December 31, 2021 and 2020, respectively, were pledged to secure public deposits, FHLB borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.  The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020.

(Dollars in thousands)
	December 31, 2021
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U. S Treasuries	$7,889	-	7,889	-
U.S. Government
sponsored enterprises	$14,267	-	14,267	-
Mortgage-backed securities	$217,152	-	217,152	-
State and political subdivisions	$167,241	-	167,241	-

(Dollars in thousands)
	December 31, 2020
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$145,314	-	145,314	-
U.S. Government
sponsored enterprises	$7,507	-	7,507	-
State and political subdivisions	$92,428	-	92,428	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.